PELP Acquisition Transfer of Consideration (Q2) (Details) $ / shares in Units, $ in Thousands, shares in Millions		3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 04, 2017 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2017 shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 09, 2018 $ / shares	Nov. 08, 2017 $ / shares	Nov. 07, 2017 $ / shares
Business Acquisition [Line Items]
Number of real estate properties		235	236		235		236
Fair value of Operating Partnership units ("OP units") issued							$ 401,630
Fair value per unit | $ / shares	$ 10.20									$ 11.05	$ 11.00	$ 10.20
Acquisition related costs		$ 0		$ 4,383	$ 0	$ 6,023	15,713	$ 0	$ 0
Phillips Edison Limited Partnership
Business Acquisition [Line Items]
Number of real estate properties	76
Fair value of Operating Partnership units ("OP units") issued	$ 401,630						401,630
Corporate debt	432,091						432,091
Mortgages and notes payable	72,649						72,649
Cash payments	30,420						30,420
Fair value of earn-out	38,000						38,000
Total consideration	974,790						974,790
PELP debt repaid by the Company on the transaction date	(432,091)						(432,091)
Net consideration	$ 542,699						542,699
PELP transaction, OP units issued and issuable, shares | shares	39.4		39.4
Fair value per unit | $ / shares	$ 10.20
Post-transaction shareholder ownership percentage	80.60%
Business combination, post-transaction acquiree ownership percentage	19.40%
Acquisition related costs						$ 6,000	$ 17,000	$ 1,300
Phillips Edison Limited Partnership | OP Units
Business Acquisition [Line Items]
PELP transaction, OP units issued and issuable, shares | shares	12.5		12.5